PROPERTY, PLANT AND EQUIPMENT - Detailed information about property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 50,910
Ending Balance	65,170	$ 50,910
Project costs not subject to depletion and depreciation	944	846
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	101,826	98,425
Additions	5,232	4,609
Transfers from E&E assets	198	211
Disposals/derecognitions	(827)	(1,042)
Foreign exchange adjustments and other	(861)	(377)
Ending Balance	119,749	101,826
Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(50,916)	(46,950)
Expense	(5,186)	(4,840)
Disposals/derecognitions	827	641
Foreign exchange adjustments and other	696	233
Ending Balance	(54,579)	(50,916)
Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	23,336
Ending Balance	23,665	23,336
Operating segments | North America | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	61,647	60,540
Additions	3,003	1,462
Transfers from E&E assets	198	211
Disposals/derecognitions	(381)	(566)
Foreign exchange adjustments and other	0	0
Ending Balance	64,816	61,647
Operating segments | North America | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(38,311)	(35,347)
Expense	(3,220)	(3,440)
Disposals/derecognitions	381	486
Foreign exchange adjustments and other	(1)	(10)
Ending Balance	(41,151)	(38,311)
Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,796
Ending Balance	1,473	1,796
Operating segments | North Sea | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	7,380	7,414
Additions	255	186
Transfers from E&E assets	0	0
Disposals/derecognitions	0	0
Foreign exchange adjustments and other	(509)	(220)
Ending Balance	7,126	7,380
Operating segments | North Sea | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(5,584)	(5,264)
Expense	(509)	(457)
Disposals/derecognitions	0	0
Foreign exchange adjustments and other	440	137
Ending Balance	(5,653)	(5,584)
Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,335
Ending Balance	1,162	1,335
Operating segments | Offshore Africa | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	5,132	5,173
Additions	101	116
Transfers from E&E assets	0	0
Disposals/derecognitions	0	0
Foreign exchange adjustments and other	(352)	(157)
Ending Balance	4,881	5,132
Operating segments | Offshore Africa | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(3,797)	(3,659)
Expense	(205)	(243)
Disposals/derecognitions	0	0
Foreign exchange adjustments and other	283	105
Ending Balance	(3,719)	(3,797)
Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	24,210
Ending Balance	38,456	24,210
Operating segments | Oil Sands Mining and Upgrading | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	27,038	24,343
Additions	1,660	2,822
Transfers from E&E assets	0	0
Disposals/derecognitions	(446)	(127)
Foreign exchange adjustments and other	0	0
Ending Balance	42,084	27,038
Operating segments | Oil Sands Mining and Upgrading | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(2,828)	(2,294)
Expense	(1,220)	(662)
Disposals/derecognitions	446	127
Foreign exchange adjustments and other	(26)	1
Ending Balance	(3,628)	(2,828)
Operating segments | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	119
Ending Balance	304	119
Operating segments | Midstream | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	234	577
Additions	194	6
Transfers from E&E assets	0	0
Disposals/derecognitions	0	(349)
Foreign exchange adjustments and other	0	0
Ending Balance	428	234
Operating segments | Midstream | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(115)	(132)
Expense	(9)	(11)
Disposals/derecognitions	0	28
Foreign exchange adjustments and other	0	0
Ending Balance	(124)	(115)
Head office
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	114
Ending Balance	110	114
Head office | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	395	378
Additions	19	17
Transfers from E&E assets	0	0
Disposals/derecognitions	0	0
Foreign exchange adjustments and other	0	0
Ending Balance	414	395
Head office | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(281)	(254)
Expense	(23)	(27)
Disposals/derecognitions	0	0
Foreign exchange adjustments and other	0	0
Ending Balance	(304)	$ (281)
AOSP | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Acquisition of AOSP and other assets (note 7)	14,181
AOSP | Operating segments | North America | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Acquisition of AOSP and other assets (note 7)	349
AOSP | Operating segments | North Sea | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Acquisition of AOSP and other assets (note 7)	0
AOSP | Operating segments | Offshore Africa | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Acquisition of AOSP and other assets (note 7)	0
AOSP | Operating segments | Oil Sands Mining and Upgrading | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Acquisition of AOSP and other assets (note 7)	13,832
AOSP | Operating segments | Midstream | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Acquisition of AOSP and other assets (note 7)	0
AOSP | Head office | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Acquisition of AOSP and other assets (note 7)	$ 0